Summary of Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Income Before Provision for Taxes	$ 2,957,714	$ 3,461,789	$ 13,559,396
Provision for Taxes	$ 513,461	$ 472,880	$ 1,184,401
Effective Income Tax Rate	17.40%	13.70%	8.70%